Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Financial instruments

24. Financial instruments

24.1 Financial assets

	At December 31	At December 31	At December 31
	2021	2020	2019
	£’000	£’000	£’000
Financial assets at amortized cost
Trade receivables	14,796	7,243	291
Contract assets	3,451	599	8
Lease deposits	5,124	2,653	1,675

Total financial assets	23,371	10,495	1,974

Current	18,247	10,495	1,974
Non-current	5,124	-	-

24.2 Financial liabilities

Financial liabilities: Interest-bearing loans and borrowings

	Interest rate		At December 31 2021	At December 31 2020	At December 31 2019
	%	Maturity	£’000	£’000	£’000
Current
Lease liabilities	1 – 8%	Within one year	18,826	6,540	1,510
Bank loans	Base rate + 3.25% – 3.75% 2.5% – 7.67%	Within one year	635	-	-
Stocking loans	Base rate + 0.5% – 3%	On earlier of sale or 180 days / Within one year	169,170	86,709	32,477
Subscription facilities	Base rate +1.7% – 3.7% +3.15 – 6%	Within one year	10,188	-	-
Mortgages	Base rate + 2%	Within one year	547	1,368	-
			199,366	94,617	33,987

Non-current
Lease liabilities	1 – 8%	2023 – 2117	71,574	41,508	4,358
Bank loans	Base rate + 3.25% – 3.75% 2.5% – 7.67%	2023 – 2025	815	-	-
Stocking loans	Base rate + 3%	2023	8,809	-	-
Subscription facilities	Base rate + 1.7% – 3.7% 4.05% – 6%	2023 – 2025	56,987	-	-
Mortgages	Base rate + 2%	2023 – 2025	1,502	2,126	-
			139,687	43,634	4,358

“Base rate” refers to the Bank of England base rate, Sterling Overnight Interest Benchmark (“SONIA”) or Euro Interbank Offered Rate (“EURIBOR”). In 2021 base rate references to LIBOR have been replaced with the Bank of England base rate.

The bank loans are due between 2022 and 2025 and have a mix of fixed interest rates and base rates.

The stocking loans are secured against the inventory of the Group. The stocking loan facilities have varying due dates, ranging from the earlier of a sale of a vehicle by the Group to a customer or 180 day term from the inception of the individual loan and within 720 days of drawdown. The stocking loans rates are in reference to the Bank of England base rate, SONIA or EURIBOR.

The subscription facilities are secured against the subscription vehicles owned by the Group. The subscription facilities have a mixture of fixed due dates and others are for a maximum of 24 months after drawdown, with monthly instalments. The interest rates are a mixture of fixed interest rates and those which are in reference to the Bank of England base rate or EURIBOR.

The mortgages are secured against certain freehold property of the Group.

Other financial liabilities

	At December 31	At December 31	At December 31
	2021	2020	2019
	£’000	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	42,692	-	-

Current	-	-	-
Non-current	42,692	-	-

24.3 Fair value

Management assessed that the fair value of trade receivables, other receivables, stocking loans, subscription facilities and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans, subscription facilities and trade and other payables has been measured using Level 3 valuation inputs.

The fair value of public warrants are measured using Level 1 inputs and the fair value of private placement warrants are measured using Level 3 inputs. Further information is set out in Note 23.

24.4 Interest rate risk management

Interest rate risk is the risk that changes in interest rates will affect the income and financial management of the Group. The Group is exposed to interest rate risk through its stocking loans and subscription facilities where interest is charged in reference to a base interest rate. However, the exposure to interest rate risk is minimal since the Group is in a net cash position as at December 31, 2021 and December 31, 2020 and is therefore able to reduce exposure through repayment of the facilities. The Group does not hedge against interest rate risk.

24.4 Interest rate risk management

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on the Group’s stocking loans and subscription facilities. With other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings, as follows:

	Increase/decrease	Effect on profit before tax 2021	Effect on profit before tax 2020
	in basis points	£’000	£’000
Loans and borrowings	+100	(1,393)	(298)
Loans and borrowings	-100	95	200

A 100 basis points decrease in interest rates would have less effect on profit before tax than a 100 basis points increase in interest rates because the Group’s stocking loans and subscription facilities are generally subject to reference rate floors.

24.5 Foreign currency risk management

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group is exposed to foreign currency risk through its operating activities in Europe (when revenue and expenses is denominated in Euros) and through certain expenses denominated in US dollars. The Group does not currently hedge against currency risk through the use of financial instruments such as foreign currency swaps.

The following tables demonstrate the sensitivity to a reasonably possible change in EUR exchange rate, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities. The Group’s exposure to foreign currency changes for all other currencies is not material.

	Increase/decrease	Effect on profit before tax	Effect on pre-tax equity
	in EUR rate	£’000	£’000
2021	+5%	(1,336)	(1,170)
	-5%	1,336	1,170
2020	+5%	-	-
	-5%	-	-

24.6 Credit risk management

Credit risk is the risk of financial loss to the Group if a customer or bank (“counterparty”) fails to meet its contractual obligations resulting in a financial loss to the Group. The Group’s maximum exposure to credit risk at the year end was equal to the carrying amount of trade receivables as set out in Note 17.

For retail and wholesale sales, the Group’s exposure to credit risk is minimal since the settlement of amounts due for the sale of a vehicle to a consumer is completed prior to the delivery of the vehicle. The trade receivables balance represents customer funds to be received from our consumer finance partners and payment gateway provider.

For subscription sales, the expected credit losses are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Credit risk from balances with banks and financial institutions is managed in accordance with the Group’s treasury policy. It is the Group’s policy to only hold cash and cash equivalent with banks which have at least an A rating and an A-1 rating for short term deposits, as per Standard and Poor’s credit rating system. The Group’s maximum exposure to credit risk on cash and cash equivalents is the carrying amount of cash and cash equivalents on the statement of financial position.

24.7 Liquidity risk management

Liquidity risk refers to the ability of the Group to meet the obligations associated with its financial liabilities that are settled as they fall due.

The treasury strategy of the Group is to retain cash on the balance sheet by financing the purchase of inventory and to maximize interest received while maintaining liquidity and flexibility in the availability of funds.

The table below summarizes the maturity profile of the Group’s financial liabilities based upon contractual undiscounted payments:

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2021	£’000	£’000	£’000	£’000

Bank loans	741	869	-	1,610
Stocking loans	169,170	8,809	-	177,979
Subscription facilities	12,155	65,797	-	77,952
Lease liabilities	18,917	46,772	34,526	100,215
Mortgages	600	1,653	-	2,253
Trade payables	29,224	-	-	29,224
Total	230,807	123,900	34,526	389,233

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2020	£’000	£’000	£’000	£’000

Stocking loans	86,709	-	-	86,709
Lease liabilities	7,603	25,243	21,052	53,898
Mortgages	1,385	2,230	-	3,615
Trade payables	12,668	-	-	12,668
Total	108,365	27,473	21,052	156,890

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2019	£’000	£’000	£’000	£’000

Stocking loans	32,477	-	-	32,477
Lease liabilities	1,429	4,943	-	6,372
Trade payables	1,867	-	-	1,867
Total	35,773	4,943	-	40,716

24.8 Changes in liabilities arising from financial activities

	Bank loans	Stocking loans	Subscription facilities	Lease liabilities	Mortgages	Warrants	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000

At December 31, 2019	-	32,477	-	5,868	-	-	38,345

New leases	-	-	-	19,850	-	-	19,850
Acquisition of subsidiary	-	33,870	-	27,972	3,937	-	65,779
Issue of debt	-	216,444	-	-	-	-	216,444
Repayment	-	(196,082)	-	(6,294)	(443)	-	(202,819)
Interest on lease liabilities	-	-	-	652	-	-	652

At December 31, 2020	-	86,709	-	48,048	3,494	-	138,251

New leases	-	-	-	26,228	-	-	26,228
Acquisition of subsidiaries	1,468	-	19,878	36,352	-	6,566	64,264
Issue of debt	30	665,325	107,683	-	-	-	773,038
Repayment	(48)	(574,055)	(60,386)	(18,597)	(1,445)	-	(654,531)
Terminations	-	-	-	(2,969)	-	-	(2,969)
Interest on lease liabilities	-	-	-	1,338	-	-	1,338
Warrants issued and exercised	-	-	-	-	-	62,695	62,695
Fair value movements	-	-	-	-	-	(26,569)	(26,569)
At December 31, 2021	1,450	177,979	67,175	90,400	2,049	42,692	381,745

24.9 Hedge accounting

The Group has not entered into any agreements designed to hedge financial risk in the year ended December 31, 2021 (2020: none, 2019: none).

24.10 Derecognition of financial instruments

The Group has not recorded any gains or losses arising through the derecognition of financial assets or financial liabilities in the year ended December 31, 2021 (2020: none, 2019: none).

The Company is not subject to any externally imposed capital requirements.

24.11 Capital management

For the purposes of the Group’s capital management, capital includes cash raised through the issue of share capital and stocking and subscription loans. The primary objective of the Group’s capital management is to finance operational and developmental activities. Stocking loans are used specifically by the Group to finance the purchase of inventory.

	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Inventory	364,585	114,694	42,970
Stocking loans	(177,979)	(86,709)	(32,477)
Net inventory	186,606	27,985	10,493

Cash and cash equivalents	192,629	243,524	34,539